Valuation and Qualifying Accounts Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances	$ 1,700
Allowance for doubtful accounts [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances	7	$ 7	$ 8
(Benefits)/Charges to Income	1	(1)	(5)
Deductions	0	0	0
Other	7	1	4
Valuation Allowances	15	7	7
Valuation allowance for deferred taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances	1,710	1,695	1,657
(Benefits)/Charges to Income	(8)	52	(9)
Deductions	0	0	0
Other	(15)	(37)	47
Valuation Allowances	$ 1,687	$ 1,710	$ 1,695